Label	Element	Value
Baywood ValuePlus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baywood ValuePlus Fund
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Advisor intends to invest primarily in securities that it deems to be undervalued and which exhibit the likelihood of exceeding market returns. The Fund will typically hold these securities until their market price reflects or exceeds their intrinsic value. The Advisor also expects to generate income by primarily investing in dividend-paying companies. In selecting dividend-paying companies, the Advisor does not seek a specific absolute yield; instead it compares the yield to a universe of dividend paying stocks along with its own history.

In determination of a company’s valuation and fundamental attractiveness, the Advisor generally applies a rigorous thought process that includes, but is not limited to the following criteria:

Fundamental Analysis:

•Assess balance sheet risk: Cash generation cycle, debt payment schedule, coverage ratios

•Forecast earning power: Mid-cycle margins, normal return on capital, above/below trend

•Determine cash flow sources/uses: Discretionary cash flow, capital investment required, capital allocation priorities.

•Identify dividend policy: Appraise dividend payout to earnings, dividend growth forecast, dividend cut forecast

Competitive Analysis:

•Analyze business strategy: Market share changes, product development cycles and sustainability of advantages

•Evaluate management strengths: Track record, incentive compensation goals, internal compliance system

In addition, the Advisor will at times seek to identify catalysts which may improve a company’s valuation. These catalysts include but are not limited to: changes in management, improvements in a company’s capitalization and forecasted changes of return on invested capital.

In selecting investments for the Fund, the Advisor typically seeks to invest in companies for a period of three to five years. In consideration of a company’s fundamental outlook the Advisor considers a company’s earnings power, including its long-term ability to generate profit for reinvestment or distributions to shareholders. The Advisor considers other factors such as balance sheet and income statement strength, competitive position and overall industry prospects as well as management’s alignment with shareholders’ interests. Stock selection is based on individual company merits and the Advisor’s assessment of each company’s fair value.

The Fund may sell a security when it reaches its target valuation or when the Advisor expects or observes a long-term deterioration of a company’s fundamentals. The Advisor may also sell a security when it identifies more compelling investment ideas or a particular security exceeds 5% of portfolio’s total assets.

Under normal conditions, the Advisor seeks to achieve the Fund’s investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large market capitalization companies and instruments that provide exposure to such securities, including common, preferred and convertible stock and sponsored American Depositary Receipts (“ADRs”). Although the Fund will invest primarily in issuers located in the U.S., the Fund may also invest in foreign corporations. The Advisor considers large market capitalization companies to be those with market capitalizations in the range of the Standard & Poor’s 500 Index® at the time of purchase. In addition, the Fund may invest a significant portion of the Fund’s total assets in cash or cash equivalents if the Advisor’s Process (as explained above) does not identify other appropriate investments for the Fund.

The Fund is a diversified fund and seeks to construct a portfolio ranging from 40 to 60 securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal conditions, the Advisor seeks to achieve the Fund’s investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large market capitalization companies and instruments that provide exposure to such securities, including common, preferred and convertible stock and sponsored American Depositary Receipts (“ADRs”).
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund. The bar chart shows the performance of the Investor Shares of the Fund from year to year. The table shows how the Fund’s average annual returns for one year, five years and since inception compare to an appropriate broad-based securities index. Effective September 29, 2017, the Fund’s investment adviser changed the Fund’s primary benchmark index from the Russell 1000 Value Index® to the Morningstar Large Value Index, which measures the performance of stocks issued by large-capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar, Inc.’s proprietary index methodology. The investment adviser believes that the Morningstar Large Value Index more accurately represents the types of securities in which the Fund invests. Because the Investor Shares have higher expenses than the Institutional Shares, the performance of the Investor Shares would be lower than the performance that the Institutional Shares realized for the same period. Updated performance information is available by calling (855) 409-2297 (toll free).

A collective investment trust managed by the Fund's Advisor and portfolio management team ("Predecessor Fund") was reorganized into the Fund on the date the Fund commenced operations (i.e., on December 1, 2013). This collective investment trust was organized on June 27, 2008 and commenced operations on June 27, 2008. The collective investment trust had an investment objective and strategies that were, in all material respects, identical to those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The collective investment trust, however, was not registered as an investment company under the Investment Company Act of 1940, as amended, (the "1940 Act"), and the collective investment trust was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.

The Fund's performance for periods prior to the commencement of operations is that of the collective investment trust. The performance of the collective investment trust has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment trust had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been higher or lower than the performance shown in the bar chart and Average Annual Total Returns table below.

Performance information represents only past performance and does not necessarily indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 409-2297
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31, Investor Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest return for a quarter was 15.53% for the quarter ended June 30, 2009, and the lowest return was -15.22% for the quarter ended March 31, 2009.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.22%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2016)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Baywood ValuePlus Fund | Morningstar Large Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.91%
5 Years	rr_AverageAnnualReturnYear05	13.26%
Since Inception	rr_AverageAnnualReturnSinceInception	7.65%
Baywood ValuePlus Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.34%
5 Years	rr_AverageAnnualReturnYear05	14.80%
Since Inception	rr_AverageAnnualReturnSinceInception	8.66%
Baywood ValuePlus Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2009	rr_AnnualReturn2009	19.08%
Annual Return 2010	rr_AnnualReturn2010	17.75%
Annual Return 2011	rr_AnnualReturn2011	5.00%
Annual Return 2012	rr_AnnualReturn2012	11.65%
Annual Return 2013	rr_AnnualReturn2013	31.21%
Annual Return 2014	rr_AnnualReturn2014	7.83%
Annual Return 2015	rr_AnnualReturn2015	(4.79%)
Annual Return 2016	rr_AnnualReturn2016	17.32%
1 Year	rr_AverageAnnualReturnYear01	17.60%
5 Years	rr_AverageAnnualReturnYear05	12.29%
Since Inception	rr_AverageAnnualReturnSinceInception	9.58%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2008
Baywood ValuePlus Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	12.03%
Since Inception	rr_AverageAnnualReturnSinceInception	9.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2008
Baywood ValuePlus Fund | Investor Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.33%
5 Years	rr_AverageAnnualReturnYear05	10.58%
Since Inception	rr_AverageAnnualReturnSinceInception	8.58%
Baywood ValuePlus Fund | Investor Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.57%
5 Years	rr_AverageAnnualReturnYear05	9.47%
Since Inception	rr_AverageAnnualReturnSinceInception	7.59%

[1]	For the Institutional Shares, performance for the period is a blended average annual return which includes the returns of Investor Shares prior to May 2, 2011, the commencement of operations of Institutional Shares.